Share Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended							1 Months Ended		12 Months Ended					0 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended
	Sep. 27, 2011	Dec. 03, 2010	Nov. 17, 2009	Dec. 02, 2008 Employee	Jul. 02, 2008	May 31, 2008	Apr. 18, 2008	Jul. 31, 2010	Nov. 30, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Nov. 17, 2009 Scenario 1	Apr. 18, 2008 Scenario 1	Nov. 17, 2009 Scenario 2	Apr. 18, 2008 Scenario 2	Apr. 18, 2008 Employee Stock Option	Apr. 18, 2008 Share Awards	Sep. 30, 2013 Options Cancelled	Dec. 03, 2012 Non Vested Restricted Stock Awards	Sep. 30, 2013 Non Vested Restricted Stock Awards	Sep. 30, 2013 Nonvested Shares	Sep. 30, 2012 Nonvested Shares	Sep. 30, 2011 Nonvested Shares	May 21, 2013 Director	Nov. 17, 2013 Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares							11,652,556
Ordinary shares, par value							$ 0.0001			$ 0.0001	$ 0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent					5.00%
Vesting period				2 years															4 years	1 year
Contractual terms																			10 years
Share options granted	9,465,000			400,000			11,045,500
Share options granted to selected employees, shares	1,000,600		1,361,900			10,060,600	10,060,600
Share options granted to non-employees	400,000	100,000					984,900
Share options granted to selected employees exercise, price	$ 0.615		$ 1.87				$ 2.995966
Vesting schedule				50.00%											75.00%	75.00%	25.00%	25.00%
Exercise price				$ 0.82
Share-based compensation arrangement by share-based payment award, plan modification, incremental Compensation Cost	$ 1,658			$ 2,699									$ 853	$ 752
Number of employees to whom stock options granted				260
Number of non-employees to whom stock options granted				17
Options cancelled										1,120,900																	400,000	720,900
Exercise price per share																												$ 1.87
Stock-based compensation		125								625	141	6,024									146
Total intrinsic value of options exercised										487
Compensation expenses, restricted shares issued to independent director, shares					57,143
Total compensation cost to be recognized over 3 years					300
Compensation expenses, cash paid								100	100
Grant date fair value non vested restricted share		$ 1.25								$ 1.22												$ 1.22
Nonvested restricted shares granted										225,000												225,000
Shares vested on grant date										100,000												100,000
Total share base compensation																						276
Share-based compensation expenses										625	141	6,024										122	154	250	21	104
Share-based compensation requisite service period																						1 year
Total fair value of shares vested																								122		125
Share-based compensation related to nonvested shares that is expected to be recognized																								$ 26
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period																								2 months 12 days